Inventories - Type of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw material	$ 27,035	$ 12,508
Production supplies	68,426	41,114
Products-in-progress	590,946	527,118
Finished product	1,097,874	603,036
Total	$ 1,784,281	$ 1,183,776